SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL (Tables)
Summary of Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2020	2019	2018
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	77,961	71,218	64,676
Dollars	$151,722	$136,554	$126,684